Fixed Assets (Details Narrative) - USD ($)				3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2021	Jul. 27, 2021	Jul. 01, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense					$ 24,657	$ 22,998	$ 40,321	$ 33,610
Proceeds from disposal of fixed assets	$ 0	$ 5,125	$ 0				5,125
Loss on disposal of fixed assets	$ 53,925	$ 2,064	$ 15,498				$ (71,487)